Stock-Based Compensation Plans (Schedule Of Non-Vested Options) (Details) (USD $)	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2013
2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non- vested, number of options outstanding, Beginning Balance		27,461
Non- vested, number of options outstanding, granted
Non- vested, number of options outstanding, vested		(12,500)
Non- vested, number of options outstanding, ending balance		14,961
Non- vested, weighted average exercise price, beginning balance		$ 0.64	$ 0.62
Non- vested, weighted average exercise price, granted
Non- vested, weighted average exercise price, vested		$ 0.67
2010 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non- vested, number of options outstanding, Beginning Balance	227,499	177,145
Non- vested, number of options outstanding, granted	45,000
Non- vested, number of options outstanding, vested		(15,000)
Non- vested, number of options outstanding, forfeited	(19,000)	(1,000)
Non- vested, number of options outstanding, ending balance	253,499	161,145
Non- vested, weighted average exercise price, beginning balance	$ 2.60	$ 1.25	$ 1.29
Non- vested, weighted average exercise price, granted	$ 3.21
Non- vested, weighted average exercise price, vested		$ 0.84
Non- vested, weighted average exercise price, forfeited	$ 3.22	$ 1.09